Supplementary information	12 Months Ended
Dec. 31, 2017
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Supplementary information

Note 37 - Supplementary information

Sale of Group Life Insurance Portfolio

On September 19, 2016, ITAÚ UNIBANCO HOLDING entered into a purchase and sale share agreement with Prudential do Brasil Seguros de Vida S.A. (PRUDENTIAL) whereby 100% of its group life insurance operations, which account for approximately 4% of the total assets belonging to Itaú Seguros S.A. (ITAÚ SEGUROS), controlled by ITAÚ UNIBANCO HOLDING, were sold.

To complete the transaction, ITAÚ SEGUROS was split and group life insurance operations were transferred to IU Seguros S.A., whose total capital was sold to PRUDENTIAL on April 1, 2017, after conditions precedent, which included obtaining approval of relevant regulatory authorities, were met.

This transaction reiterates ITAÚ UNIBANCO HOLDING’s strategy to focus on massive insurance products and services, typically associated with retail banking.

Acquisition of minority interest in XP Investimentos S.A.

On May 11, 2017, ITAÚ UNIBANCO HOLDING, through its subsidiary ITAÚ UNIBANCO, entered into an agreement for the purchase and sale of shares with XP Controle Participações S.A. (XP CONTROLE), G.A. Brasil IV Fundo de Investimento em Participações, Dyna III Fundo de Investimento em Participações, among other parties (SELLERS), for acquisition of 49.9% of total capital (30.1% of common shares) of XP Investimentos S.A. (XP HOLDING), by means of capital contribution of R$ 600 and acquisition of shares issued by XP HOLDING and held by the SELLERS in the amount of R$ 5,700. Such amounts are subject to contractual adjustments (FIRST ACQUISITION).

In addition to the FIRST ACQUISITION, ITAÚ UNIBANCO undertook to acquire (i) in 2020, and additional percentage of 12.5%, that will ensure it 62.4% of total capital of XP HOLDING (40.0% of common shares), based on a multiple (19 times) applied to XP HOLDING’s earnings, and (ii) in 2022, the additional percentage of 12.5%, which will ensure it 74.9% of total capital of XP HOLDING (49.9% of common shares), based on the fair market value of XP HOLDING at that time, being clear that the control of Group XP will continue with the shareholders of XP CONTROLE, that will hold the majority of voting shares.

ITAÚ UNIBANCO will act as a minority partner and will not influence commercial and operating policies of XP HOLDING or of any other company belonging to Group XP.

Effective acquisitions and financial settlements will occur after compliance with certain contractual conditions and obtainment of required regulatory authorizations.